Acquisition costs and other expenditure - Outstanding options and awards (Details) EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2020 Options EquityInstruments £ / shares	Dec. 31, 2019 Options EquityInstruments £ / shares	Dec. 31, 2018 Options EquityInstruments £ / shares
Number of options
Balance at beginning of year	4,000,000	5,000,000
Balance at end of year	2,000,000	4,000,000	5,000,000
Number of awards
Weighted average share price | £ / shares	£ 11.64	£ 15.05	£ 17.36
PCA LTIP
Share-based payment
Vesting period of awards	3 years
SAYE options
Number of options
Balance at beginning of year	3,805,447	4,900,000	6,400,000
Granted	400,000	600,000	300,000
Modification		300,000
Exercised	(900,000)	(1,700,000)	(1,400,000)
Forfeited			(100,000)
Cancelled	(100,000)	(100,000)	(200,000)
Lapsed/Expired	(900,000)	(100,000)	(100,000)
M&G plc awards derecognised on demerger		(100,000)
Balance at end of year	2,320,320	3,805,447	4,900,000
Options immediately exercisable at end of year	500,000	900,000	800,000
Weighted average exercise price
Balance at beginning of year | £ / shares	£ 12.38	£ 12.10	£ 11.74
Granted | £ / shares	9.64	11.13	13.94
Modification | £ / shares		11.95
Exercised | £ / shares	11.44	10.87	10.85
Forfeited | £ / shares	14.27	12.87	12.25
Cancelled | £ / shares	12.55	12.82	12.43
Lapsed/Expired | £ / shares	13.28	12.93	12.60
M&G plc awards derecognised on demerger | £ / shares		13.37
Balance at end of year | £ / shares	11.86	12.38	12.10
Options immediately exercisable at end of year | £ / shares	£ 12.64	£ 11.33	£ 10.37
Incentive plans
Number of awards
Balance at beginning of year | EquityInstruments	33.0	32.8	33.6
Granted | EquityInstruments	20.2	13.4	10.7
Modification | EquityInstruments		4.3
Exercised | EquityInstruments	(10.3)	(9.8)	(8.7)
Forfeited | EquityInstruments	(1.5)	(2.5)	(2.6)
Cancelled | EquityInstruments	(0.1)	(0.7)
Lapsed/Expired | EquityInstruments	(0.7)	(1.0)	(0.2)
M&G plc awards derecognised on demerger | EquityInstruments		(3.5)
Balance at end of year | EquityInstruments	40.6	33.0	32.8